Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment
Land	$ 35,535	$ 35,031
Buildings	295,282	296,502
Leasehold and land improvements	1,102,991	1,086,718
Cell site equipment	3,382,743	3,269,609
Switching equipment	960,091	960,377
Office furniture and equipment	502,362	553,630
Other operating assets and equipment	78,714	89,663
System development	1,169,170	1,042,195
Work in process	141,848	125,015
Property, plant and equipment, gross	7,668,736	7,458,740
Accumulated depreciation and amortization	(5,019,803)	(4,730,523)
Property, plant and equipment, net	2,648,933	2,728,217
Depreciation and amortization expense	595,500	593,200	$ 791,100
(Gain) loss on asset disposals, net	$ 16,313	$ 21,469	$ 30,606
Buildings
Property, Plant and Equipment
Useful life	20 years
Leasehold and land improvements | Minimum
Property, Plant and Equipment
Useful life	1 year
Leasehold and land improvements | Maximum
Property, Plant and Equipment
Useful life	30 years
Cell site equipment | Minimum
Property, Plant and Equipment
Useful life	7 years
Cell site equipment | Maximum
Property, Plant and Equipment
Useful life	25 years
Switching equipment | Minimum
Property, Plant and Equipment
Useful life	5 years
Switching equipment | Maximum
Property, Plant and Equipment
Useful life	8 years
Office furniture and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment
Useful life	5 years
Other operating assets and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Other operating assets and equipment | Maximum
Property, Plant and Equipment
Useful life	5 years
System development | Minimum
Property, Plant and Equipment
Useful life	1 year
System development | Maximum
Property, Plant and Equipment
Useful life	7 years